Summary of Significant Accounting Policies (Details) $ in Thousands	3 Months Ended			4 Months Ended	6 Months Ended		8 Months Ended	10 Months Ended
	Jun. 30, 2019 USD ($) shares	Mar. 25, 2019 USD ($)	Jun. 30, 2018 USD ($)	May 10, 2019 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Aug. 31, 2019 USD ($)	Nov. 09, 2018 shares	Dec. 31, 2018 USD ($) shares
Related Party Transaction [Line Items]
Revenues	$ 58,585		$ 41,479		$ 135,704	$ 87,629
Common stock shares outstanding | shares	13,728,371				13,728,371				13,280,927
Accounts receivable, net	$ 16,757				$ 16,757				$ 25,100
Time chartering
Related Party Transaction [Line Items]
Revenues	41,536		28,846		90,720	61,558
Pooling arrangements
Related Party Transaction [Line Items]
Revenues	13,430		12,644		32,596	25,634
Voyage contracts
Related Party Transaction [Line Items]
Revenues	3,639		0		9,678	0
Capitalized Contract Cost, Gross	289				289				505
Accounts receivable, net	8,743				8,743				$ 7,269
Profit sharing
Related Party Transaction [Line Items]
Revenues	$ (19)		$ (11)		$ 2,710	$ 437
Reverse Stock Split | Common Stock
Related Party Transaction [Line Items]
Description of the reverse stock split					On November 9, 2018, the Stockholders of Navios Acquisition approved a 1-for-15 reverse stock split of all outstanding common stock of the Company which was effected on November 14, 2018. The effect of the reverse stock split was to combine each 15 shares of outstanding common stock into one new share.
Reverse stock split, Conversion ratio								15
Reverse Stock Split | Before reverse stock split
Related Party Transaction [Line Items]
Common stock shares outstanding | shares								142,900,000
Reverse Stock Split | After reverse stock split
Related Party Transaction [Line Items]
Common stock shares outstanding | shares								9,500,000
Shinyo Ocean
Related Party Transaction [Line Items]
Vessel type				2001-built VLCC
Vessels capacity in DWT				281,395
Sale price				$ 12,525
C. Dream
Related Party Transaction [Line Items]
Vessel type		2000-built VLCC
Vessels capacity in DWT		298,570
Sale price		$ 21,750
Subsequent Event | Nave Electron
Related Party Transaction [Line Items]
Vessel type							2002-built VLCC
Vessels capacity in DWT							305,178
Sale price							$ 25,250